Revenue - Summary of Revenue Net By Major Source (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 25, 2022	Sep. 26, 2021	Sep. 25, 2022	Sep. 26, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenues	$ 11,953	$ 7,027	$ 37,615	$ 22,933	$ 35,806	$ 30,863	$ 20,188
Electric motorcycles [Member]
Disaggregation of Revenue [Line Items]
Revenues	4,638	1,165	11,620	5,357	8,706	12,846	11,712
Electric balance bikes [Member]
Disaggregation of Revenue [Line Items]
Revenues	7,017	5,572	25,214	16,914	26,101	16,544	7,882
Parts and accessories [Member]
Disaggregation of Revenue [Line Items]
Revenues	295	287	773	575	904	1,422	416
Apparel [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 3	$ 3	$ 8	$ 87	$ 95	$ 51	$ 178